Note 8 - Intangible Assets (Details) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2014
Note 8 - Intangible Assets (Details) [Line Items]
Impairment of Intangible Assets, Finite-lived				$ 520,000
Amortization of Intangible Assets	$ 51,000		$ 48,000
Minimum [Member]
Note 8 - Intangible Assets (Details) [Line Items]
Finite Lived Intangible Assets, Rate of Attrition				2.00%
Maximum [Member]
Note 8 - Intangible Assets (Details) [Line Items]
Finite Lived Intangible Assets, Rate of Attrition				8.00%
Contract-Based Intangible Assets [Member]
Note 8 - Intangible Assets (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles					$ 600,000
Impairment of Intangible Assets, Finite-lived		$ 520,000
Patient Base [Member]
Note 8 - Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life				5 years
Ancillary Provider Network [Member]
Note 8 - Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life				15 years